Long-term debt - Disclosure of detailed information of long-term debt, activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Balance - January 1	$ 145,080	$ 109,231
Increase in revolving credit facility	35,000	190,000
Repayment of revolving credit facility	(84,721)	(155,787)
Foreign exchange revaluation impact	(1,459)	1,636
Balance - December 31	$ 93,900	$ 145,080